17. INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Blended federal and state tax rate	27.98%
Federal tax rate	21.00%
Valuation allowance	$ 11,432,888	$ 10,351,807
Decrease in valuation allowance	1,081,081
Net operating loss carryforward	$ 27,714,883
Operating loss carryforward expiration date	Dec. 31, 2037
Change in deferred tax asset and liability	$ 4,100,000